Purchases and other expenses - Restructuring and integration costs - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Purchases and other expenses
o/w non-current provision	€ 196	€ 43	€ 61
o/w current provision	€ 281	€ 119	€ 124